Segment Information - Summary Of Reconciliation Of Total Segments Assets To The Company (Detail) - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Assets		$ 804,744,058	$ 795,907,560		$ 760,412,422
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Assets		5,103,000,000		$ 4,412,700,000
Other Assets	[1]	903,800,000		704,200,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Motion Picture [Member]
Assets		1,851,400,000		1,759,400,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Television Production [Member]
Assets		$ 2,347,800,000		$ 1,949,100,000

[1]	Other unallocated assets primarily consist of cash, other assets and investments.